COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
10.	COMMITMENTS AND CONTINGENCIES

(a)	The Group leases premises under various operating leases that do not contain any renewal or escalation clauses. Rental expense under operating leases was $1,111, $1,145 and $1,281 for the years ended March 31, 2016, 2017 and 2018, respectively.

As of March 31, 2018, the Group is committed under operating leases requiring minimum lease payments as follows:

$
Year ending March 31,
2019	1,296
2020	1,196
2021 and thereafter	—
2,492

(b)	As of March 31, 2017 and 2018, the Group had commitments for capital expenditure contracted for but not provided in the consolidated financial statements in respect of acquisition of property, plant and equipment of $20 and $nil, respectively.